Related Parties Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Parties Transactions
39.
RELATED PARTIES TRANSACTIONS

The ROC Government has significant equity interest in Chunghwa. Chunghwa provides fixed-line services, mobile services, internet and data and other services to the various departments and institutions of the ROC Government in the normal course of business and at arm’s-length prices. Except for those disclosed in other notes or this note, the transactions with the ROC government bodies have not been disclosed because the transactions are not individually or collectively significant. However, the related revenues and operating costs have been appropriately recorded.

a.
The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
Taiwan International Ports Logistics Corporation	Associate
Senao Networks, Inc.	Associate
EnGenius Networks Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
EnRack Technology Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
CHT Infinity Singapore Pte. Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
PT. CHT Infinity Indonesia	Subsidiary of the Company’s associate, CHT Infinity Singapore Pte. Ltd.
Click Force Co., Ltd.	Associate

(Continued)

Company	Relationship
Alliance Digital Tech Co., Ltd.	Associate (Note 1)
Chunghwa PChome Fund I Co., Ltd.	Associate
Cornerstone Ventures Co., Ltd.	Associate
Next Commercial Bank Co., Ltd.	Associate
WiAdvance Technology Corporation	Associate
AgriTalk Technology Inc.	Associate (Note 2)
Imedtac Co., Ltd.	Associate (Note 2)
Baohwa Trust Co., Ltd.	Associate
Chunghwa SEA Holdings	Joint venture
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
Tsann Kuen Enterprise Co., Ltd.	Substantial related party of SENAO
E-Life Mall Co., Ltd.	Substantial related party of SENAO
Engenius Technologies Co., Ltd.	Substantial related party of SENAO
Cheng Keng Investment Co., Ltd.	Substantial related party of SENAO
Cheng Feng Investment Co., Ltd.	Substantial related party of SENAO
All Oriented Investment Co., Ltd.	Substantial related party of SENAO
Hwa Shun Investment Co., Ltd.	Substantial related party of SENAO
Yu Yu Investment Co., Ltd.	Substantial related party of SENAO
Divine Fine Foods & Wine Inc.	Substantial related party of SENAO (Note 3)
Kangsin Co., Ltd.	Substantial related party of SENAO
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Advantech Co., Ltd.	Investor of significant influence over IISI
Z-Com, Inc.	Investor of significant influence over CHST

(Concluded)

Note 1: ADT completed its liquidation in August 2021. Please refer to Note 15.

Note 2: ATT and IME were previously treated as financial assets at FVOCI. As the Company acquired seats in the Board of Directors of each company and has significant influence over ATT and IME in July and August 2021, respectively, these investments are reclassified as associates. Please refer to Note 15.

Note 3: Divine Fine Foods & Wine Inc. replaced its responsible persons in October 2021. Since then, Divine Fine Foods & Wine Inc. is no longer a related party of the Company.

b.
Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note. Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties. When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements. Details of transactions between the Company and other related parties are disclosed below:

1)
Operating transactions

	Revenues
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$499	$417	$403
Others	55	61	57
	$554	$478	$460

	Operating Costs and Expenses
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$853	$1,247	$1,322
Others	74	80	74
	$927	$1,327	$1,396

2)
Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Associates	$38	$37	$38
Others	3	2	2
	$41	$39	$40

3)
Receivables

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$70	$76
Others	5	2
	$75	$78

4)
Payables

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$534	$381
Others	5	4
	$539	$385

5)
Customers’ deposits

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Associates	$69	$20
Others	—	—
	$69	$20

6)
Acquisition of property, plant and equipment

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$398	$32	$173

7)
Acquisition of intangible assets

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$—	$1	$—

8)
Disposal of property, plant and equipment and investment properties

	Proceeds
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$10	$—	$—

	Gain on Disposal
	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Associates	$2	$—	$—

9)
Lease-in agreements

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. on March 12, 2010 to lease capacity on the ST-2 satellite. This lease term is for 15 years which should start from the official operation of ST-2 satellite and the total contract value is approximately $6,000 million (SGD 261 million), including a prepayment of $3,068 million at the inception of the lease, and the rest of amount should be paid annually when ST-2 satellite starts its official operation. ST-2 satellite was launched in May 2011 and began its official operation in August 2011. As ST-2 satellite is in good operating condition, the useful life is extended for another 3 years and 3 months after evaluation in 2021. The Board of Directors of Chunghwa approved to extend the lease period accordingly with the original contract terms in December 2021; therefore, Chunghwa acquired right-of-use asset of $1,125 million from the aforementioned lease extension.

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2022 and 2023 were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Lease liabilities - current	$194	$197
Lease liabilities - noncurrent	1,761	1,603
	$1,955	$1,800

The interest expense recognized for the aforementioned lease liabilities for the years ended December 31, 2021, 2022 and 2023 were $7 million, $8 million and $8 million, respectively.

10) Others

The bank deposits and other financial assets of NCB as of December 31, 2022 and 2023 were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Bank deposits and other financial assets	$—	$1,132

The interest income recognized for the aforementioned bank deposits and other financial assets was $1 million for the year ended December 31, 2023.

c.
Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$321	$360	$352
Post-employment benefits	7	8	26
Share-based payment	2	2	1
Termination benefits	—	—	—
	$330	$370	$379

The compensation of directors and key management personnel was mainly determined by the compensation committee having regard to the performances and market trends.